UNDISCOVERED MANAGERS FUNDS

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
(Class A, Class B, Class C, Institutional Class and Investor Class Shares)

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
JPMORGAN REALTY INCOME FUND
UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND
(Class A, Class B, Class C and Institutional Class Shares)

Supplement dated June 30, 2006
to the Class A, Class B, Class C, Institutional Class and Investor Class Shares Prospectuses
dated December 31, 2005

The following information supersedes certain information in the Funds’ prospectuses in the section “Investment Adviser”:

In addition, JPMIM has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. The team at JPMIM providing these services is led by Paul Quinsee, Managing Director and Chief Investment Officer for JPMIM’s U.S. equities institutional business. Mr. Quinsee, an employee of JPMIM since 1992, was previously head of U.S. Equity portfolio managers in the U.S. Equity Group and has been responsible for both U.S. active portfolio managers and the portfolio managers on the structured equity implementation team. Mr. Quinsee has been vice chairman of the International Equity Strategy Group and a portfolio manager in that group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UM2-606

UNDISCOVERED MANAGERS FUNDS

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
JPMORGAN REALTY INCOME FUND
UNDISCOVERED MANAGERS SMALL CAP GROWTH FUND
(Class A and Class B Shares)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated December 31, 2005

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the table “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 36 of the Prospectus is replaced with the following:

**If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 31 of the Prospectus, the last two paragraphs under the heading “Class B Shares” are deleted and are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares.

SUP-UM-606

For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 35 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 42:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
(formerly Undiscovered Managers REIT Fund)
Undiscovered Managers Small Cap Growth Fund
(formerly UM Small Cap Growth Fund)
(each a Series of Undiscovered Managers Funds)

Supplement dated June 30, 2006
to the Statement of Additional Information,
dated December 31, 2005, as supplemented May 5, 2006

With respect to each of the above-named funds (the “Funds”), the following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 69 of the Statement of Additional Information:

Finder’s Fee.  Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Funds prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Funds on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – 3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-UMSAI-606